Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
INCOME (LOSS)
Interest income	$ 19,402	$ 151,586	$ 1,122,639	$ 277,752
Gain (loss) on marketable equity securities	3,613	(34,378)	(134,943)	5,783
Loss on disposition of property, plant and equipment	(30,476)			(30,476)
Foreign currency gain (loss)	4,793	(184,384)	399,859	(15,912)
Total Other Income	(2,668)	(67,176)	1,387,555	237,147
EXPENSES
Corporate general and administrative (Note 3)	1,580,530	1,470,362	3,918,621	3,864,897
Contingent value rights (Note 3)	7,380	262,549	262,549	46,202
Siembra Minera Project costs (Note 7)	487,380	431,819	4,700,979	1,215,266
Exploration costs	55,600	32,070	34,798	58,808
Legal and accounting	141,282	179,913	1,079,141	498,785
Arbitration and settlement (Note 3)	173,276	157,262	254,934	1,081,555
Equipment holding costs	114,851	108,450	325,101	349,355
Total Expense	2,560,299	2,642,425	10,576,123	7,114,868
Net loss before income tax	(2,562,967)	(2,709,601)	(9,188,568)	(6,877,721)
Income tax benefit (Note 10)	134,994	4,347,907	4,347,907	845,184
Net income (loss) and comprehensive income (loss) for the period	$ (2,427,973)	$ 1,638,306	$ (4,840,661)	$ (6,032,537)
Net income (loss) per share, basic and diluted	$ (0.02)	$ 0.02	$ (0.05)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	99,395,048	99,395,048	99,395,048	99,395,048